SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Assets	$ 104,590	$ 100,784
Operating segments
Disclosure of operating segments [line items]
Assets	36,916	35,824
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	8,911	9,035
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	11,720	11,840
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	9,658	9,918
Operating segments | Data
Disclosure of operating segments [line items]
Assets	9,358	7,511
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(2,731)	(2,480)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(7,534)	(7,580)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	66,461	62,732
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 8,747	$ 9,808